Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income available to common shareholders:
Class A, basic and diluted	$ 344,092	$ 294,964	$ 283,389
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding	35,316,495	35,405,458	36,603,134
Plus weighted average number of RSUs with service conditions	261,461	523,464	601,211
Common share and common share equivalents, dilutive	35,577,956	35,928,922	37,204,345
Basic earnings per share:
Earnings Per Share, Basic	$ 9.74	$ 8.33	$ 7.74
Diluted earnings per share:
Earnings Per Share, Diluted	$ 9.67	$ 8.21	$ 7.62